Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000844779
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011

Investor A, B, C, Institutional | BLACKROCK INDEX EQUITY PORTFOLIO
Fund Overview Key Facts About BlackRock Index Equity Portfolio
Investment Objective

The investment objective of BlackRock Index Equity Portfolio ("Index Equity Portfolio" or the "Fund"), a series of BlackRock FundsSM (the "Trust"), is to match the performance of the Standard & Poor's® 500 Index (the "S&P 500®") as closely as possible before the deduction of Fund expenses.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Index Equity Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund complex advised by BlackRock Advisors, LLC ("BlackRock") . More information about these and other discounts is available from your financial professional and in the "Details About the Share Classes" section on page 14 of the Fund's prospectus and in the "Purchase of Shares" section on page II-57 of the Fund's statement of additional information.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Investor A, B, C, Institutional BLACKROCK INDEX EQUITY PORTFOLIO	Investor A Shares	Investor B Shares		Investor C Shares		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.00%	none		none		none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	4.50%	[1]	1.00%	[2]	none
[1]	The contingent deferred sales charge ("CDSC") is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section "Details About the Share Classes — Investor B Shares" in the Fund's prospectus for a complete schedule of CDSCs.) Investor B Shares automatically convert to Investor A Shares approximately eight years after you buy them and will no longer be subject to distribution fees.
[2]	There is no CDSC on Investor C Shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Investor A, B, C, Institutional BLACKROCK INDEX EQUITY PORTFOLIO		Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares
Management Fee	[1][2]	0.01%	0.01%	0.01%	0.01%
Distribution and/or Service (12b-1) Fees	[2]	0.15%	0.90%	0.90%	none
Other Expenses	[2]	0.27%	0.45%	0.35%	0.22%
Administration Fees	[2][3]	0.10%	0.10%	0.10%	0.10%
Miscellaneous Other Expense	[2]	0.17%	0.35%	0.25%	0.12%
Total Annual Fund Operating Expenses	[2]	0.43%	1.36%	1.26%	0.23%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.01%)	(0.12%)	(0.02%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.42%	1.24%	1.24%	0.18%
[1]	As described in the "Management of the Fund" section of the Fund's prospectus on pages 28–33, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to ensure that management fees payable by the Series will not exceed 0.005% of average daily net assets until May 1, 2012. This agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of Quantitative Master Series LLC or by a vote of a majority of the outstanding voting securities of the Series.
[2]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund's share of the allocated expenses of the Master S&P 500 Index Series (the "Series"). Management fees are paid by the Series.
[3]	As described in the "Management of the Fund" section of the Fund's prospectus on pages 28–33, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.785% (for Investor A Shares), 1.24% (for Investor B and C Shares) and 0.18% (for Institutional Shares) until May 1, 2012. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Investor A, B, C, Institutional BLACKROCK INDEX EQUITY PORTFOLIO (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	342	432	531	820
Investor B Shares	576	768	931	1,363
Investor C Shares	226	397	688	1,516
Institutional Shares	18	68	122	282

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Investor A, B, C, Institutional BLACKROCK INDEX EQUITY PORTFOLIO (USD $)	1 Year	3 Years	5 Years	10 Years
Investor B Shares	126	418	731	1,363
Investor C Shares	126	397	688	1,516

Portfolio Turnover:

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Series' portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Index Equity Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 500®. The Fund will be substantially invested in securities in the S&P 500®, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the S&P 500®. The Fund may change its target index if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the current index.

The Fund will invest in the common stocks represented in the S&P 500® in roughly the same proportions as their weightings in the S&P 500®. The Fund may also invest in derivative instruments linked to the S&P 500®. At times, the Fund may not invest in all of the common stocks in the S&P 500®, or in the same weightings as in the S&P 500®. At those times, the Fund chooses investments so that the market capitalizations, industry weighting and other investment characteristics of the stocks and derivative instruments chosen are similar to the S&P 500® as a whole.

The Fund is a "feeder fund" that invests all of its assets in the Master S&P 500 Index Series (previously defined as the "Series") of Quantitative Master Series LLC (the "Master LLC") which has the same investment objective and strategies as the Fund. All investments are made at the Series level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of the Series. For simplicity, this prospectus uses the term "Index Equity Portfolio" or "Fund" to include, where applicable, the Series.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Index Equity Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time.You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

■  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the S&P 500® as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the Fund will perform poorly when the index performs poorly.

■  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Performance Information

The information shows you how Index Equity Portfolio's performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund's performance to that of the S&P 500®. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund's returns would have been lower. Updated information on the Fund's performance can be obtained by visiting www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

Investor A Shares ANNUAL TOTAL RETURNS BlackRock Index Equity Portfolio As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 15.93% (quarter ended June 30, 2009) and the lowest return for a quarter was -22.02% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2011 was 5.84%.

As of 12/31/10 Average Annual Total Returns
Average Annual Total Returns - Investor A, B, C, Institutional BLACKROCK INDEX EQUITY PORTFOLIO	1 Year	5 Years	10 Years
Investor A Shares	11.20%	1.36%	0.60%
Investor A Shares Return After Taxes on Distributions	10.55%	0.72%	0.09%
Investor A Shares Return After Taxes on Distributions and Sales of Fund Shares	7.25%	0.78%	0.20%
Investor B Shares	9.20%	0.77%	0.28%
Investor C Shares	12.75%	1.16%	0.12%
Institutional Shares	14.94%	2.22%	1.29%
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C and Institutional Shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Investor A, B, C, Institutional | BLACKROCK INDEX EQUITY PORTFOLIO | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.01%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%	[2],[3]
Miscellaneous Other Expense	rr_Component2OtherExpensesOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.23%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.18%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	18
3 Years	rr_ExpenseExampleYear03	68
5 Years	rr_ExpenseExampleYear05	122
10 Years	rr_ExpenseExampleYear10	282
1 Year	rr_AverageAnnualReturnYear01	14.94%
5 Years	rr_AverageAnnualReturnYear05	2.22%
10 Years	rr_AverageAnnualReturnYear10	1.29%
Investor A, B, C, Institutional | BLACKROCK INDEX EQUITY PORTFOLIO | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.01%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%	[2],[3]
Miscellaneous Other Expense	rr_Component2OtherExpensesOverAssets	0.17%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.42%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	342
3 Years	rr_ExpenseExampleYear03	432
5 Years	rr_ExpenseExampleYear05	531
10 Years	rr_ExpenseExampleYear10	820
Annual Return 2001	rr_AnnualReturn2001	(12.68%)
Annual Return 2002	rr_AnnualReturn2002	(22.07%)
Annual Return 2003	rr_AnnualReturn2003	27.66%
Annual Return 2004	rr_AnnualReturn2004	10.21%
Annual Return 2005	rr_AnnualReturn2005	4.45%
Annual Return 2006	rr_AnnualReturn2006	15.51%
Annual Return 2007	rr_AnnualReturn2007	5.23%
Annual Return 2008	rr_AnnualReturn2008	(37.21%)
Annual Return 2009	rr_AnnualReturn2009	26.08%
Annual Return 2010	rr_AnnualReturn2010	14.64%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.02%)
1 Year	rr_AverageAnnualReturnYear01	11.20%
5 Years	rr_AverageAnnualReturnYear05	1.36%
10 Years	rr_AverageAnnualReturnYear10	0.60%
Investor A, B, C, Institutional | BLACKROCK INDEX EQUITY PORTFOLIO | Investor A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.55%
5 Years	rr_AverageAnnualReturnYear05	0.72%
10 Years	rr_AverageAnnualReturnYear10	0.09%
Investor A, B, C, Institutional | BLACKROCK INDEX EQUITY PORTFOLIO | Investor A Shares | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.25%
5 Years	rr_AverageAnnualReturnYear05	0.78%
10 Years	rr_AverageAnnualReturnYear10	0.20%
Investor A, B, C, Institutional | BLACKROCK INDEX EQUITY PORTFOLIO | Investor B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.50%	[4]
Management Fee	rr_ManagementFeesOverAssets	0.01%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.90%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%	[2],[3]
Miscellaneous Other Expense	rr_Component2OtherExpensesOverAssets	0.35%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.24%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	576
3 Years	rr_ExpenseExampleYear03	768
5 Years	rr_ExpenseExampleYear05	931
10 Years	rr_ExpenseExampleYear10	1,363
1 Year	rr_ExpenseExampleNoRedemptionYear01	126
3 Years	rr_ExpenseExampleNoRedemptionYear03	418
5 Years	rr_ExpenseExampleNoRedemptionYear05	731
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,363
1 Year	rr_AverageAnnualReturnYear01	9.20%
5 Years	rr_AverageAnnualReturnYear05	0.77%
10 Years	rr_AverageAnnualReturnYear10	0.28%
Investor A, B, C, Institutional | BLACKROCK INDEX EQUITY PORTFOLIO | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Management Fee	rr_ManagementFeesOverAssets	0.01%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.90%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%	[2],[3]
Miscellaneous Other Expense	rr_Component2OtherExpensesOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.24%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	226
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	688
10 Years	rr_ExpenseExampleYear10	1,516
1 Year	rr_ExpenseExampleNoRedemptionYear01	126
3 Years	rr_ExpenseExampleNoRedemptionYear03	397
5 Years	rr_ExpenseExampleNoRedemptionYear05	688
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,516
1 Year	rr_AverageAnnualReturnYear01	12.75%
5 Years	rr_AverageAnnualReturnYear05	1.16%
10 Years	rr_AverageAnnualReturnYear10	0.12%
Investor A, B, C, Institutional | BLACKROCK INDEX EQUITY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock Index Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of BlackRock Index Equity Portfolio ("Index Equity Portfolio" or the "Fund"), a series of BlackRock FundsSM (the "Trust"), is to match the performance of the Standard & Poor's® 500 Index (the "S&P 500®") as closely as possible before the deduction of Fund expenses.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of Index Equity Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund complex advised by BlackRock Advisors, LLC ("BlackRock") . More information about these and other discounts is available from your financial professional and in the "Details About the Share Classes" section on page 14 of the Fund's prospectus and in the "Purchase of Shares" section on page II-57 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Series' portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund complex advised by BlackRock Advisors, LLC ("BlackRock")
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Index Equity Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 500®. The Fund will be substantially invested in securities in the S&P 500®, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the S&P 500®. The Fund may change its target index if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the current index.

The Fund will invest in the common stocks represented in the S&P 500® in roughly the same proportions as their weightings in the S&P 500®. The Fund may also invest in derivative instruments linked to the S&P 500®. At times, the Fund may not invest in all of the common stocks in the S&P 500®, or in the same weightings as in the S&P 500®. At those times, the Fund chooses investments so that the market capitalizations, industry weighting and other investment characteristics of the stocks and derivative instruments chosen are similar to the S&P 500® as a whole.

The Fund is a "feeder fund" that invests all of its assets in the Master S&P 500 Index Series (previously defined as the "Series") of Quantitative Master Series LLC (the "Master LLC") which has the same investment objective and strategies as the Fund. All investments are made at the Series level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of the Series. For simplicity, this prospectus uses the term "Index Equity Portfolio" or "Fund" to include, where applicable, the Series.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will be substantially invested in securities in the S&P 500®, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the S&P 500®
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in Index Equity Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time.You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

■  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the S&P 500® as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the Fund will perform poorly when the index performs poorly.

■  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information shows you how Index Equity Portfolio's performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund's performance to that of the S&P 500®. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund's returns would have been lower. Updated information on the Fund's performance can be obtained by visiting www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how Index Equity Portfolio's performance has varied year by year and provides some indication of the risks of investing in the Fund
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results
Bar Chart [Heading]	rr_BarChartHeading	Investor A Shares ANNUAL TOTAL RETURNS BlackRock Index Equity Portfolio As of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten-year period shown in the bar chart, the highest return for a quarter was 15.93% (quarter ended June 30, 2009) and the lowest return for a quarter was -22.02% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2011 was 5.84%.

Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/10 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C and Institutional Shares will vary
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C and Institutional Shares will vary.

Investor A, B, C, Institutional | BLACKROCK INDEX EQUITY PORTFOLIO | S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%

[1]	As described in the "Management of the Fund" section of the Fund's prospectus on pages 28–33, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to ensure that management fees payable by the Series will not exceed 0.005% of average daily net assets until May 1, 2012. This agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of Quantitative Master Series LLC or by a vote of a majority of the outstanding voting securities of the Series.
[2]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund's share of the allocated expenses of the Master S&P 500 Index Series (the "Series"). Management fees are paid by the Series.
[3]	As described in the "Management of the Fund" section of the Fund's prospectus on pages 28–33, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.785% (for Investor A Shares), 1.24% (for Investor B and C Shares) and 0.18% (for Institutional Shares) until May 1, 2012. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund.
[4]	The contingent deferred sales charge ("CDSC") is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section "Details About the Share Classes — Investor B Shares" in the Fund's prospectus for a complete schedule of CDSCs.) Investor B Shares automatically convert to Investor A Shares approximately eight years after you buy them and will no longer be subject to distribution fees.
[5]	There is no CDSC on Investor C Shares after one year.

Service | BLACKROCK INDEX EQUITY PORTFOLIO
Fund Overview Key Facts About BlackRock Index Equity Portfolio
Investment Objective

The investment objective of BlackRock Index Equity Portfolio ("Index Equity Portfolio" or the "Fund"), a series of BlackRock FundsSM (the "Trust"), is to match the performance of the Standard & Poor's® 500 Index (the "S&P 500®") as closely as possible before the deduction of Fund expenses.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Service Shares of Index Equity Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Service Class)		Service BLACKROCK INDEX EQUITY PORTFOLIO Service Shares
Management Fee	[1][2]	0.01%
Distribution and/or Service (12b-1) Fees	[2]	0.15%
Other Expenses	[2]	0.24%
Administration Fees	[2][3]	0.10%
Miscellaneous Other Expense	[2]	0.14%
Total Annual Fund Operating Expenses	[2]	0.40%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.01%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.39%
[1]	As described in the "Management of the Fund" section of the Fund's prospectus on pages 19-23, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to ensure that management fees payable by the Series will not exceed 0.005% of average daily net assets until May 1, 2012. This agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of Quantitative Master Series LLC or by a vote of a majority of the outstanding voting securities of the Series.
[2]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund's share of the allocated expenses of the Master S&P 500 Index Series (the "Series"). Management fees are paid by the Series.
[3]	As described in the "Management of the Fund" section of the Fund's prospectus on pages 19-23, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) for Service Shares as a percentage to average daily net assets to 0.615% until May 1, 2012. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund.

Expense Example - (Service Class) (USD $)	1 Year	3 Years	5 Years	10 Years
Service BLACKROCK INDEX EQUITY PORTFOLIO Service Shares	40	126	221	499

Portfolio Turnover:

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Series' portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Index Equity Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 500®. The Fund will be substantially invested in securities in the S&P 500®, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the S&P 500®. The Fund may change its target index if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the current index.

The Fund will invest in the common stocks represented in the S&P 500® in roughly the same proportions as their weightings in the S&P 500®. The Fund may also invest in derivative instruments linked to the S&P 500®. At times, the Fund may not invest in all of the common stocks in the S&P 500®, or in the same weightings as in the S&P 500®. At those times, the Fund chooses investments so that the market capitalizations, industry weighting and other investment characteristics of the stocks and derivative instruments chosen are similar to the S&P 500® as a whole.

The Fund is a "feeder fund" that invests all of its assets in the Master S&P 500 Index Series (previously defined as the "Series") of Quantitative Master Series LLC (the "Master LLC") which has the same investment objective and strategies as the Fund. All investments are made at the Series level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of the Series. For simplicity, this prospectus uses the term "Index Equity Portfolio" or "Fund" to include, where applicable, the Series.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Index Equity Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time.You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

■  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the S&P 500® as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.

■  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Performance Information

The information shows you how Index Equity Portfolio's performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund's performance to that of the S&P 500®. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund's returns would have been lower. Updated information on the Fund's performance can be obtained by visiting www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

Service Shares ANNUAL TOTAL RETURNS BlackRock Index Equity Portfolio As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 16.01% (quarter ended June 30 2009) and the lowest return for a quarter was -22.00% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2011 was 5.83%.

As of 12/31/10 Average Annual Total Returns
Average Annual Total Returns - Service BLACKROCK INDEX EQUITY PORTFOLIO	1 Year	5 Years	10 Years
Service Shares	14.67%	2.01%	0.98%
Service Shares Return After Taxes on Distributions	13.99%	1.35%	0.44%
Service Shares Return After Taxes on Distributions and Sales of Fund Shares	9.50%	1.32%	0.50%
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Service | BLACKROCK INDEX EQUITY PORTFOLIO | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.01%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%	[2],[3]
Miscellaneous Other Expense	rr_Component2OtherExpensesOverAssets	0.14%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.40%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.39%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	40
3 Years	rr_ExpenseExampleYear03	126
5 Years	rr_ExpenseExampleYear05	221
10 Years	rr_ExpenseExampleYear10	499
Annual Return 2001	rr_AnnualReturn2001	(12.52%)
Annual Return 2002	rr_AnnualReturn2002	(22.58%)
Annual Return 2003	rr_AnnualReturn2003	27.86%
Annual Return 2004	rr_AnnualReturn2004	10.29%
Annual Return 2005	rr_AnnualReturn2005	4.47%
Annual Return 2006	rr_AnnualReturn2006	15.38%
Annual Return 2007	rr_AnnualReturn2007	5.41%
Annual Return 2008	rr_AnnualReturn2008	(37.20%)
Annual Return 2009	rr_AnnualReturn2009	26.11%
Annual Return 2010	rr_AnnualReturn2010	14.67%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.00%)
1 Year	rr_AverageAnnualReturnYear01	14.67%
5 Years	rr_AverageAnnualReturnYear05	2.01%
10 Years	rr_AverageAnnualReturnYear10	0.98%
Service | BLACKROCK INDEX EQUITY PORTFOLIO | Service Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.99%
5 Years	rr_AverageAnnualReturnYear05	1.35%
10 Years	rr_AverageAnnualReturnYear10	0.44%
Service | BLACKROCK INDEX EQUITY PORTFOLIO | Service Shares | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.50%
5 Years	rr_AverageAnnualReturnYear05	1.32%
10 Years	rr_AverageAnnualReturnYear10	0.50%
Service | BLACKROCK INDEX EQUITY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock Index Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of BlackRock Index Equity Portfolio ("Index Equity Portfolio" or the "Fund"), a series of BlackRock FundsSM (the "Trust"), is to match the performance of the Standard & Poor's® 500 Index (the "S&P 500®") as closely as possible before the deduction of Fund expenses.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Service Shares of Index Equity Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Series' portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Index Equity Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 500®. The Fund will be substantially invested in securities in the S&P 500®, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the S&P 500®. The Fund may change its target index if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the current index.

The Fund will invest in the common stocks represented in the S&P 500® in roughly the same proportions as their weightings in the S&P 500®. The Fund may also invest in derivative instruments linked to the S&P 500®. At times, the Fund may not invest in all of the common stocks in the S&P 500®, or in the same weightings as in the S&P 500®. At those times, the Fund chooses investments so that the market capitalizations, industry weighting and other investment characteristics of the stocks and derivative instruments chosen are similar to the S&P 500® as a whole.

The Fund is a "feeder fund" that invests all of its assets in the Master S&P 500 Index Series (previously defined as the "Series") of Quantitative Master Series LLC (the "Master LLC") which has the same investment objective and strategies as the Fund. All investments are made at the Series level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of the Series. For simplicity, this prospectus uses the term "Index Equity Portfolio" or "Fund" to include, where applicable, the Series.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will be substantially invested in securities in the S&P 500®, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the S&P 500®
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in Index Equity Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time.You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

■  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the S&P 500® as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.

■  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information shows you how Index Equity Portfolio's performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund's performance to that of the S&P 500®. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund's returns would have been lower. Updated information on the Fund's performance can be obtained by visiting www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how Index Equity Portfolio's performance has varied year by year and provides some indication of the risks of investing in the Fund
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results
Bar Chart [Heading]	rr_BarChartHeading	Service Shares ANNUAL TOTAL RETURNS BlackRock Index Equity Portfolio As of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten-year period shown in the bar chart, the highest return for a quarter was 16.01% (quarter ended June 30 2009) and the lowest return for a quarter was -22.00% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2011 was 5.83%.

Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/10 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Service | BLACKROCK INDEX EQUITY PORTFOLIO | S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%

[1]	As described in the "Management of the Fund" section of the Fund's prospectus on pages 19-23, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to ensure that management fees payable by the Series will not exceed 0.005% of average daily net assets until May 1, 2012. This agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of Quantitative Master Series LLC or by a vote of a majority of the outstanding voting securities of the Series.
[2]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund's share of the allocated expenses of the Master S&P 500 Index Series (the "Series"). Management fees are paid by the Series.
[3]	As described in the "Management of the Fund" section of the Fund's prospectus on pages 19-23, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) for Service Shares as a percentage to average daily net assets to 0.615% until May 1, 2012. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011